FINANCIAL DEBT WITH THIRD PARTIES	11 Months Ended
Dec. 31, 2021
Borrowings [abstract]
Disclosure of debt instruments [text block]
17) LOANS AND BORROWINGS
Details of loans and borrowings at December 31, 2021 and 2022 are as follow:

	Thousands of U.S. dollars
	2021	2022
Senior Secured Notes	488,389	490,260
Bank borrowing	358	—
Lease liabilities	110,515	85,218
Total non-current	599,262	575,478
Senior Secured Notes	15,556	15,557
Super Senior Credit Facility	25,027	44,050
Bank borrowing	33,117	66,943
Lease liabilities	45,317	41,341
Total current	119,017	167,891
TOTAL LOANS AND BORROWINGS	718,279	743,369
Senior Secured Notes
On August 10, 2017, Atento completed a refinancing transaction of its financing structure through its wholly-owned subsidiary Atento Luxco 1 S.A. The financing structure included an offering by Atento Luxco 1 S.A of US$400.0 million aggregate principal amount of 6.125% Senior Secured Notes due 2022 (the “Offering”). Atento used the net proceeds from the Offering, together with cash on hand, to redeem all of the Atento Luxco 1 S.A´s outstanding 7.375% Senior Secured Notes due 2020 and all of the existing debentures due 2019 of its subsidiary Atento Brasil. The 6.125% Senior Secured Notes due 2022 were guaranteed on a senior secured basis by certain of Atento’s wholly owned subsidiaries on a joint.
On April 4, 2019, Atento Luxco 1 S.A., a wholly owned subsidiary of Atento S.A., closed an offering of an additional US$100.0 million aggregate principal amount of its 6.125% Senior Secured Notes due 2022 in a private placement transaction (the “Additional Notes”). The Additional Notes were offered as additional notes under the indenture, dated as of August 10, 2017, pursuant to which Atento Luxco 1 S.A issued 6.125% Senior Secured Notes due 2022.
On February 10, 2021, Atento Luxco 1 S.A., closed an offering of a $500.0 million aggregate principal amount of 8.000% Senior Secured Notes due 2026, in a private placement transaction. Atento Luxco 1 S.A used the net proceeds of the offering, together with cash on hand, to refinance the 6.125% Senior Secured Notes due 2022. The 8.000% Senior Secured Notes are guaranteed on a senior secured basis by certain of Atento’s wholly owned subsidiaries.
The terms of the indenture governing the 8.000% Senior Secured Notes due 2026 limit, among other things, in certain circumstances, the ability of Atento Luxco 1 and its restricted subsidiaries to: incur certain additional indebtedness; pay dividends, and make distributions, investments and other restricted payments; sell property or assets to another person; incur additional liens; guarantee additional debt; and enter transactions with affiliates.
The fair value of the 8.00% Senior Secured Notes due 2026 classified as fair value hierarchy level 1, calculated based on their quoted price on December 31, 2022, is $282.449.000 ($536,8 million on December 31, 2021). In 2022, the Company has identified a significant decrease on the liability related to Senior Secure Notes due 2026 due price quotations varied substantially taking into account data about credit and other non-performance risk. At the date of this report, the company has completed the Restructuring Plan resulting in Senior Secured Notes 2026 to equity swap, refer to subsequent event note of 31 the consolidated financial statement.
Details of the corresponding debt at each reporting date are as follows:

		Thousands of U.S. dollars
		2021			2022
Maturity	Currency	Principal	Accrued Interests	Total Debt	Principal	Accrued Interests	Total Debt
2022	U.S. dollar	488,389	15,556	503,945	490,262	15,556	505,818
Super Senior Credit Facility
On August 10, 2017, Atento Luxco 1 S.A. entered into a new Super Senior Revolving Credit Facility (the “Super Senior Revolving Credit Facility”) which provides borrowings capacity of up to 50,000 thousand U.S. dollars. Banco Bilbao Vizcaya Argentaria, S.A., as the agent, the Collateral Agent and BBVA Bancomer, S.A., Institución de Banca Múltiple, Grupo Financiero BBVA Bancomer, Morgan Stanley Bank N.A. and Goldman Sachs Bank USA are acting as arrangers and lenders under the Super Senior Revolving Credit Facility.
On December 23, 2021, Atento Luxco 1 S.A. signed a new Super Senior Revolving Credit Facility Agreement (the “SSRCFA”) with the Inter-American Investment Corporation (“IDB Invest”) which provides committed borrowing capacity of up to 43,000 thousand U.S. dollars, with an annual interest rate of Libor plus 3.25%. The Super Senior Credit Facility was guaranteed by certain of Atento’s wholly owned subsidiaries on a joint.
On January 26, 2022, Atento Luxco 1 S.A. withdrew the full amount of 43,000 thousand U.S. dollars from the new Super Senior Revolving Credit Facility Agreement (SSRCFA) with IDB Invest, maturing on January 22, 2023. At the date of this report, the company has completed the Restructuring Plan resulting in extinguishment of the debt through settlement payment, refer to subsequent event note 31 of the consolidated financial statement.
Bank borrowings
The follow table presents the main transaction relates to bank borrowings:

Description	Currency	Signed Date	Maturity	Interest rate	As of December 31, 2022 USD
Santander	PEN	December 2022	January 2023	13%	785
Bancolombia	COP	December 2022	December 2023	IBR + 7.71%	2,079
Banco Agricola	USD	October 2022	April 2023	7%	600
Banco Agricola	USD	October 2022	April 2023	7%	100
Banco de America Central	USD	November 2022	November 2023	8%	1,000
ABC Brasil	BRL	August 2020	February 2023	CDI + 3.07%	10,144
ABC Brasil	BRL	June 2022	June 2023	CDI + 2.50%	6,782
Banco do Brasil	BRL	November 2022	November 2023	CDI + 2.80%	4,710
Bradesco	BRL	November 2022	November 2023	CDI + 2.33%	7,915
Banco de Laje	BRL	June 2020	June 2023	9%	384
Daycoval	BRL	December 2022	January 2023	18%	32,444
				Total Debt	66,943
At the date of this report, The company have been discussed within financial institution to renewal the outstanding debts with third parties to distress the cash flow from financial activities in the year of 2023. As results company agreed the follow new debts maturities without any prepayment or significant changes in the interest rate:

Description	Currency	New Maturity
ABC Brasil	BRL	August 2024
Banco do Brasil	BRL	January 2024
Bradesco	BRL	January 2024
Daycoval	BRL	August 2024
Lease liabilities
We perform our business within service delivery centers leased from third parties, and we did not own any real estate as of December 31, 2022. Our lease agreements are generally long-term, between one to fifteen years, some of which provide for extensions.
The follow table presents the variation of lease operation for 2021 and 2022:

Liabilities	December 31, 2020	Additions	Payments	Interest accrued	Interest paid	Transfer	Translation difference	December 31, 2021
Current liabilities	53,184	7,730	(45,617)	13,654	(961)	13,605	3,482	45,077
Non-current liabilities	99,515	47,624	—	—	—	(13,605)	(22,779)	110,755
	152,699	55,354	(45,617)	13,654	(961)	—	(19,297)	155,832

Liabilities	December 31, 2021	Additions/Shutdowns (*)	Payments	Interest accrued	Interest paid	Transfer	Translation difference	December 31, 2022
Current liabilities	45,077	4,390	(49,323)	14,463	(1,143)	31,924	(4,047)	41,341
Non-current liabilities	110,755	4,514	—			(31,924)	1,873	85,218
	155,832	8,904	(49,323)	14,463	(1,143)	—	(2,174)	126,559

(*)    For the year end of December 31, 2022 company has entered in several renewals and renegotiation of lease agreements in force, in addition the Company due e strategy of the Company for an operational restructuring based on the recent actions to improve and gain efficiency and synergy on the operation shutdown of 5 service delivery centers mainly in Brazil and América.
The future lease liabilities payments are as follows:

	2023	2024	2025	2026	2027	Others	Total
Lease liabilities payments	53,468	39,307	27,386	18,498	10,405	3,642	152,706
Financing activities
See below the changes in debt with third parties arising from financing activities for 2021 and 2022:

2021	Thousands of U.S. dollars
	December 31, 2020	Cash flows provided by/(used in) financing activities		Interest accrued	Interest paid	Amortization (addition) fees	Translation differences	December 31, 2021
		New borrowing	Amortization
Senior Secured Notes 2022(*)	505,611	—	(500,000)	4,084	(15,993)	6,298	—	—
Senior Secured Notes 2026	—	500,000	—	35,555	(20,000)	(11,610)	—	503,945
Super Senior Credit Facility	30,038	—	(5,000)	1,281	(1,292)	—	—	25,027
Other borrowings	39,475	11,122	(11,776)	1,825	(1,876)	—	(5,295)	33,475
Total	575,124	511,122	(516,776)	42,745	(39,161)	(5,312)	(5,295)	562,447

2022	Thousands of U.S. dollars
	December 31, 2021	Cash flows provided by/(used in) financing activities		Interest accrued	Interest paid	Amortization (addition) fees	Translation differences	December 31, 2022
		New borrowing	Amortization
Senior Secured Notes 2026	503,945	—	—	40,000	(40,000)	1,873	—	505,818
Super Senior Credit Facility	25,027	43,000	(25,027)	1,992	(942)	—	—	44,050
Other borrowings	33,475	35,995	(3,999)	6,243	(5,503)	—	732	66,943
Total	562,447	78,995	(29,026)	48,235	(46,445)	1,873	732	616,811

(*)    Senior secured notes 2022 was full amortized in February 2021 for $500 million and a premium paid of $7,650 million.